Employee Benefit Plans (The Projected Benefit Obligation, Accumulated Benefit Obligation, And Fair Value Of Plan Assets For Pension Plans With ABO And PBO In Excess Of Plan Assets) (Details) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Employee Benefit Plans [Abstract]
PBO	¥ 242,490	¥ 213,653
ABO	238,614	211,425
Fair value of plan assets	159,652	120,727
PBO	242,490	213,653
ABO	238,614	211,425
Fair value of plan assets	¥ 159,652	¥ 120,727